Share-based compensation	12 Months Ended
Mar. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation

18. Share-based compensation

 The Company adopted the 2019 equity incentive plan in March 2019 (the “Plan”), which became effective upon the completion of our initial public offering and pursuant to which equity-based awards may be granted to eligible participants. The purpose of the Plan is to attract and retain the services of key personnel and to provide means for directors, officers, employees, consultants and advisors to acquire and maintain an interest in the Company, which may be measured by reference to the value of Class A ordinary shares. The maximum aggregate number of Shares that may be subject to Awards under the Plan is 8% of the total outstanding number of ordinary shares as reflected on the register of members of the Company immediately following the completion of the IPO which is 413,572,659 shares, plus one or several increases during the term of the Plan by an amount equal to such number of Shares as may be determined by the Board, provided, however, that (i) the aggregate number of Shares increased in each fiscal year shall not be more than 3% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year and (ii) the aggregate number of Shares increased during the term of the Plan shall not be more than 6% of the total number of ordinary shares issued and outstanding on the last day of the fiscal year immediately preceding the most recent increase. The board of directors have authorized issuance of up to 33,085,812 shares. The term of the option shall not exceed ten years from the date of grant.

Share options

During the year ended March 31, 2020, ruhnn granted 19,437,630 and 570,000 share options to employees and consultants, respectively. These share options have an exercise price of USD0.01 which includes 9,451,055 share options that vested immediately upon grant. The remaining share options have vesting periods ranging from 2 to 3 years. Share options granted to consultants are also subject to certain performance criteria relating to the net revenue target in the first year of the three vesting years’ period. Ruhnn also granted 200,000 share options to the independent directors under the Plan, which have an exercise price of US$1.24 per share and vest ratably over three years. The weighted-average grant-date fair value of the options granted in 2019 were RMB4.96 (US$0.70) per share.

The Company used the binomial model to estimate the fair value of the options granted under the Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions: The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term. Ruhnn has never declared or paid any cash dividends on its capital stock, and does not anticipate any dividend payments in the foreseeable future.

Year Ended March 31, 2020
Risk-free interest rate	1.54%-2.54%
Contract life	10 years
Expected volatility range	37.99%-56.8%
Expected dividend yield	-
Fair value of the underlying shares on the date of option grants (US$)	0.31-1.06

A summary of option activity under the 2019 equity plan during the year ended March 31, 2020 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value of options
		US$	(Years)	(US$ in thousands)
Outstanding as of March 31, 2019	-	-		-
Granted	20,207,630	0.02		-
Forfeited	(766,575)	0.01		-
Exercised	(7,383,985)	0.01		-
Outstanding as of March 31, 2020	12,057,070	0.03	9.4	10,220
Options vested and expected to vest as of March 31, 2020	12,057,070	0.03	9.4	10,220
Options exercisable as of March 31, 2020	2,067,070	0.01	9.4	1,794

The aggregate intrinsic value amounts in the table above represent the difference between the closing price of the ruhnn’s ADS on March 31, 2020 of US$4.39, adjusted for the price per ordinary share, and the exercise price, multiplied by the number of in-the-money stock options as of the same date.

As of March 31, 2020, there was RMB40,257 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 2.3 years.

Ruhnn recorded compensation expense of nil, nil and RMB55,351 for share options for the years ended March 31, 2018, 2019 and 2020, respectively. Share-based compensation were allocated in the following accounts in the combined and consolidated statements of comprehensive loss for the fiscal year ended March 31, 2020:

Year Ended March 31, 2020
(Amounts in thousands of RMB)
Fulfillment expenses	1,641
Sales and marketing expenses	10,221
General and administrative expenses	43,489
Total	55,351